Note 5 - Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2017	2018	2019	Presented in:
Executive officers and other personnel expenses	2,400	2,400	360	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	(25)	(34)	(34)	Management fees - related parties - Statement of comprehensive loss
Total	2,375	2,366	326
	Year Ended December 31,
	2017	2018	Presented in:
Management fees	34	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,242	2,455	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	31	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	136	187	Vessel operating expenses -Statement of comprehensive loss
	22	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	183	233	Management fees - related parties -Statement of comprehensive loss
Financing fees	139	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	1,081	3,861	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	487	511	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	1,250	Management fees - related parties - Statement of comprehensive loss
Total	5,605	8,901
	Year Ended December 31,
	2019	Presented in:
Management fees	109	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	55	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	Vessel operating expenses -Statement of comprehensive loss
	172	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	Management fees - related parties -Statement of comprehensive loss
Financing fees	263	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	Voyage expenses - Statement of comprehensive loss
Total	4,152